Supplement dated October 10, 2023 to the Statutory Prospectus, Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2023 for the Pacific Odyssey (issued on or after October 1, 2013) individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to announce changes to available Investment Options under certain living benefits and various underlying Fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Statutory Prospectus or Updating Summary Prospectus, as supplemented (the "Prospectus"). All information in the Prospectus dated May 1, 2023, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or online at www.PacificLife.com/Prospectuses. Please retain it for future reference.

Effective November 1, 2023, the language listing the allowable Investment Options in the LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is deleted and replaced with the following:

In the Initial Summary Prospectus:

Currently, the allowable Investment Options for Future Income Generator (Single and Joint) issued before November 1, 2023, Enhanced Income Select 2 (Single and Joint), and the CoreIncome Advantage Select (Single and Joint) are as follows:

Allowable Investment Options

American Funds IS Asset Allocation Fund
American Funds IS Managed Risk Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
PSF Avantis Balanced Allocation Portfolio
Fidelity® VIP FundsManager 60% Portfolio
PSF ESG Diversified Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
PSF Hedged Equity Portfolio	Invesco V.I. Balanced-Risk Allocation Fund
Delaware Ivy VIP Asset Strategy
Janus Henderson Balanced Portfolio
MFS Total Return Series
Pacific Dynamix – Conservative Growth Portfolio
Pacific Dynamix – Moderate Growth Portfolio
Portfolio Optimization Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate Portfolio
State Street Total Return V.I.S. Fund

Currently, the allowable Investment Options for the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option) and the Future Income Generator (Single and Joint) issued on or after November 1, 2023, are all Funds listed in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT except the below Funds. You may NOT invest in any of the following:

American Funds IS American High-Income Trust Fund
BlackRock Health Sciences Fund
Delaware Ivy VIP Energy
Invesco V.I. Global Real Estate Fund
Invesco V.I. NASDAQ 100 Buffer Fund – September Series
Invesco V.I. NASDAQ 100 Buffer Fund – December Series
Invesco V.I. NASDAQ 100 Buffer Fund – March Series
Invesco V.I. NASDAQ 100 Buffer Fund – June Series
Invesco V.I. S&P 500 Buffer Fund – September Series
Invesco V.I. S&P 500 Buffer Fund – December Series	Invesco V.I. S&P 500 Buffer Fund – March Series
Invesco V.I. S&P 500 Buffer Fund – June Series
Lord Abbett Bond Debenture Portfolio
MFS Small-Cap Growth Series
MFS Technology Series
MFS Utilities Series
Pacific Select Fund Emerging Markets Debt Portfolio
Pacific Select Fund High Yield Bond Portfolio
Pacific Select Fund Real Estate Portfolio
PIMCO VIT Commodity RealReturn Portfolio
VanEck VIP Global Resources Fund

In the Statutory Prospectus and Updating Summary Prospectus:

Currently, the allowable Investment Options for Future Income Generator (Single and Joint) before November 1, 2023, Enhanced Income Select 2 (Single and Joint), CoreIncome Advantage Select (Single and Joint), CoreIncome Advantage 4 Select (Single), CoreIncome Advantage 4 Select (Joint), Guaranteed Protection Advantage 3 Select, Income Access Select, Core Protect Plus (Single and Joint), Enhanced Income Select (Single

and Joint), Protected Investment Benefit (5 Year Option) and Protected Investment Benefit (10 Year Option) are as follows:

Allowable Investment Options

American Funds IS Asset Allocation Fund
American Funds IS Managed Risk Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
PSF Avantis Balanced Allocation Portfolio
Fidelity® VIP FundsManager 60% Portfolio
PSF ESG Diversified Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
PSF Hedged Equity Portfolio	Invesco V.I. Balanced-Risk Allocation Fund
Delaware Ivy VIP Asset Strategy
Janus Henderson Balanced Portfolio
MFS Total Return Series
Pacific Dynamix – Conservative Growth Portfolio
Pacific Dynamix – Moderate Growth Portfolio
Portfolio Optimization Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate Portfolio
State Street Total Return V.I.S. Fund

Additional Allowable Investment Options for Protected Investment Benefit (5 Year and 10 Year Option)

Portfolio Optimization Growth Portfolio	Pacific Dynamix – Growth Portfolio

Currently, the allowable Investment Options for the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option) and the Future Income Generator (Single and Joint) on or after November 1, 2023, are all Funds listed in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT except the below Funds. You may NOT invest in any of the following:

American Funds IS American High-Income Trust Fund
BlackRock Health Sciences Fund
Delaware Ivy VIP Energy
Invesco V.I. Global Real Estate Fund
Invesco V.I. NASDAQ 100 Buffer Fund – September Series
Invesco V.I. NASDAQ 100 Buffer Fund – December Series
Invesco V.I. NASDAQ 100 Buffer Fund – March Series
Invesco V.I. NASDAQ 100 Buffer Fund – June Series
Invesco V.I. S&P 500 Buffer Fund – September Series
Invesco V.I. S&P 500 Buffer Fund – December Series	Invesco V.I. S&P 500 Buffer Fund – March Series
Invesco V.I. S&P 500 Buffer Fund – June Series
Lord Abbett Bond Debenture Portfolio
MFS Small-Cap Growth Series
MFS Technology Series
MFS Utilities Series
Pacific Select Fund Emerging Markets Debt Portfolio
Pacific Select Fund High Yield Bond Portfolio
Pacific Select Fund Real Estate Portfolio
PIMCO VIT Commodity RealReturn Portfolio
VanEck VIP Global Resources Fund

Pacific Select Fund Portfolio Investment Adviser (Subadvisor) Changes

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect that the Investment Adviser (Subadvisor) for the Diversified Bond Portfolio will change from Western Asset Management Company, LLC to Loomis Sayles & Company, L.P. The Investment Adviser (Subadvisor) for the Mid-Cap Equity Portfolio will change from Scout Investments to Blackrock Investment Management, LLC.

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund Mid-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC)	0.69%[1]
Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.82%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. OD13SUP1023